Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Commitments Under our Non-Cancelable Operating Leases	At December 31, 2012, our future minimum commitments under our non-cancelable operating leases were as follows (in thousands):

Year ending December 31:
2013	$1,613
2014	1,660
2015	418

Total	$3,691